UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04379

Plan Investment Fund, Inc.

(Exact Name of Registrant as specified in charter)

2 Mid America Plaza

Suite 200

Oakbrook Terrace, Illinois 60181

(Address of Principal Executive Offices) (Zip code)

Dale E. Palka, President

2 Mid America Plaza

Suite 200

Oakbrook Terrace, Illinois 60181

(Name and Address of Agent for Service)

COPY TO:

Robert F. Weber, Esq.

Seyfarth Shaw LLP

131 S. Dearborn Street

Chicago, Illinois 60603

Registrant’s telephone number, including area code: (630) 472-7700

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Item 1. Schedule of Investments.

The registrant’s schedule of investments is as follows:

Government/REPO Portfolio

(Unaudited)

Schedule of Investments

September 30, 2013

Par Value		Interest Rate	Maturity	Amortized Cost
REPURCHASE AGREEMENTS – 100.0%
$ 20,000,000	Deutsche Bank Securities, Inc. To be repurchased at $20,000,083 (collateralized by $90,501,823 par amount of Government National Mortgage Single Family Loan Pool, 5.00%; due 04/20/2038; Total Fair Value $20,400,000)	0.15%	10/01/13	$20,000,000
20,000,000	Goldman Sachs & Co. To be repurchased at $20,000,039 (collateralized by $19,998,163 par amount of Federal National Mortgage Backed Security, 3.62%; due 02/01/2018; Total Fair Value $20,600,001)	0.07%	10/01/13	20,000,000
20,000,000	HSBC Securities (USA), Inc. To be repurchased at $20,000,044 (collateralized by $20,900,000 par amount of Federal National Mortgage Backed Security, 3.50%; due 10/01/2042; Total Fair Value $20,600,566)	0.08%	10/01/13	20,000,000
20,000,000	Morgan Stanley & Co., LLC To be repurchased at $20,000,044 (collateralized by $144,037,248 par amount of Federal Home Loan Mortgage Corporation Participating Certificates/Gold Participating Shares and Federal National Mortgage Backed Security, 2.11% to 6.02%; due 09/01/2032 to 05/01/2043; Total Fair Value $20,600,001)	0.08%	10/01/13	20,000,000
21,610,000	RBS Securities, Inc. To be repurchased at $21,610,030 (collateralized by $21,880,000 par amount of U.S. Treasury Note, 0.88%; due 09/15/2016; Total Fair Value $22,042,969)	0.05%	10/01/13	21,610,000

	Total Repurchase Agreements			101,610,000

	(Cost $101,610,000)

	Total Investments – 100.0%			101,610,000
	(Cost $101,610,000) *

	Liabilities in excess of Other Assets – 0.0%			(3,005)

	Net Assets – 100.0%			$101,606,995

	Net Asset Value Per Participation Certificate			$1.00

*	Aggregate cost is the same for financial reporting and Federal tax purposes.

See accompanying notes to Schedule of Investments

Money Market Portfolio

(Unaudited)

Schedule of Investments

September 30, 2013

Par Value		Interest Rate	Maturity	Amortized Cost
AGENCY OBLIGATIONS – 3.5%(1)(2)
$ 15,000,000	Federal Home Loan Bank Discount Note	0.12%	10/04/13	$14,999,850
5,000,000	Federal Home Loan Mortgage Corporation	0.13%	02/03/14	4,997,743
5,400,000	Federal Home Loan Mortgage Corporation	0.13%	02/04/14	5,397,638

	Total Agency Obligations			25,395,231

	(Cost $25,395,231)

BANK OBLIGATIONS – 38.9%

YANKEE CERTIFICATES OF DEPOSIT – 38.9%
8,000,000	Bank of Montreal, Chicago (3)	0.25%	09/05/14	8,000,000
10,000,000	Bank of Nova Scotia, Houston (3)	0.47%	11/18/13	10,002,821
9,000,000	Bank of Nova Scotia, Houston (3)	0.24%	11/26/13	9,000,000
8,000,000	Bank of Nova Scotia, Houston (3)	0.32%	01/02/14	8,000,000
2,220,000	Canadian Imperial Bank of Commerce, New York (3)	0.25%	06/13/14	2,220,000
9,000,000	Canadian Imperial Bank of Commerce, New York (3)	0.26%	08/08/14	9,000,000
4,000,000	Credit Suisse, New York	0.26%	03/18/14	4,000,000
5,000,000	Deutsche Bank AG, New York (3)	0.28%	02/26/14	5,000,000
10,000,000	DNB Bank, New York	0.25%	02/06/14	9,999,645
8,000,000	Mitsubishi UFJ Trust and Banking Corp., New York	0.28%	02/20/14	8,000,000
15,000,000	Mitsubishi UFJ Trust and Banking Corp., New York (3)	0.24%	03/12/14	15,000,000
20,000,000	Mizuho Bank, Ltd., New York	0.09%	10/07/13	20,000,000
4,000,000	Natixis, New York (4)	0.30%	09/08/14	3,999,627
8,000,000	Nordea Bank Finland PLC, New York	0.25%	01/09/14	8,000,000
12,000,000	Nordea Bank Finland PLC, New York	0.25%	01/30/14	11,999,799
9,375,000	Norinchukin Bank, New York	0.11%	10/02/13	9,375,000
10,000,000	Rabobank Nederland NV, New York (3)	0.38%	10/29/13	10,000,000
7,000,000	Rabobank Nederland NV, New York	0.41%	01/08/14	7,000,000
8,000,000	Rabobank Nederland NV, New York	0.35%	03/17/14	8,000,000
6,500,000	Rabobank Nederland NV, New York (3)	0.29%	09/16/14	6,500,000
7,000,000	Royal Bank of Canada, New York (3)	0.23%	01/15/14	7,000,000
4,000,000	Societe General, New York (4)	0.35%	09/19/14	4,000,000
15,000,000	Sumitomo Mitsui Banking Corp., New York	0.24%	11/18/13	15,000,000
12,000,000	Sumitomo Mitsui Banking Corp., New York	0.23%	02/10/14	12,000,000
10,000,000	Sumitomo Mitsui Trust Bank Ltd., New York	0.22%	12/11/13	10,000,000
16,000,000	Sumitomo Mitsui Trust Bank Ltd., New York	0.23%	12/12/13	16,000,000
5,000,000	Svenska Handelsbanken, New York	0.26%	01/17/14	5,000,075
8,000,000	Toronto Dominion Bank, New York (3)	0.27%	10/21/13	8,000,000
10,000,000	Toronto Dominion Bank, New York (3)	0.23%	12/20/13	10,000,000
13,000,000	UBS AG, Stamford	0.29%	10/18/13	13,000,398
10,000,000	Westpac Banking Corp., New York (3)	0.30%	07/18/14	10,000,000

				283,097,365

	Total Bank Obligations			283,097,365

	(Cost $283,097,365)

See accompanying notes to Schedule of Investments

Money Market Portfolio

(Unaudited)

Schedule of Investments

September 30, 2013

(Continued)

Par Value		Interest Rate	Maturity	Amortized Cost
CORPORATE DEBT – 37.5%

COMMERCIAL PAPER – 37.5%

ASSET BACKED SECURITIES – 24.8%
$ 2,900,000	Antalis US Funding Corp. (1)	0.34%	11/08/13	$2,898,959
25,000,000	Barton Capital LLC (1)	0.06%	10/01/13	25,000,000
8,000,000	Bedford Row Funding Corp. (1)	0.30%	04/03/14	7,987,733
10,000,000	Collateralized CP Co., LLC (1)	0.30%	03/11/14	9,986,583
5,000,000	Fairway Finance Co., LLC (1)	0.07%	10/02/13	4,999,990
10,000,000	Fairway Finance Co., LLC (3)	0.22%	04/04/14	10,000,000
10,000,000	Kells Funding LLC (1)	0.29%	10/04/13	9,999,758
12,000,000	Kells Funding LLC (3)	0.24%	11/01/13	12,000,000
6,000,000	Kells Funding LLC (3)	0.21%	02/03/14	6,000,021
7,000,000	Nieuw Amsterdam Receivables Corp. (1)	0.22%	10/11/13	6,999,572
8,000,000	Nieuw Amsterdam Receivables Corp. (1)	0.26%	10/15/13	7,999,191
11,000,000	Old Line Funding LLC (1)	0.24%	12/10/13	10,994,867
10,000,000	Old Line Funding LLC (1)	0.24%	02/07/14	9,991,400
10,000,000	Old Line Funding LLC (3)	0.22%	05/09/14	10,000,000
20,000,000	Regency Markets No 1 LLC (1)	0.15%	10/21/13	19,998,333
13,537,000	Thunder Bay Funding LLC (1)	0.24%	12/16/13	13,530,141
12,000,000	Thunder Bay Funding LLC (1)	0.24%	01/27/14	11,990,560

				180,377,108

FINANCIAL COMPANIES – 12.7%
5,000,000	BNP Paribas Finance, Inc. (1)	0.34%	03/13/14	4,992,303
15,000,000	CPPIB Capital, Inc. (1)	0.24%	01/03/14	14,990,600
10,000,000	Credit Suisse, New York (1)	0.29%	10/08/13	9,999,436
10,000,000	Fortis Funding LLC (1)	0.06%	10/04/13	9,999,950
15,000,000	General Electric Capital Corp. (1)	0.21%	02/10/14	14,988,450
5,000,000	Svenska Handelsbanken, Inc. (1)	0.21%	11/08/13	4,998,918
15,000,000	Svenska Handelsbanken, Inc. (1)	0.25%	02/07/14	14,986,563
12,000,000	Westpac Banking Corp. (3)	0.27%	10/08/13	12,000,000
5,745,000	Westpac Banking Corp. (3)	0.30%	07/09/14	5,745,000

				92,701,220

	Total Commercial Paper			273,078,328

	Total Corporate Debt			273,078,328

	(Cost $273,078,328)

MUNICIPAL BONDS – 11.1% (5)
5,400,000	California Housing Finance Agency RB, Home Mortgage, Series E-1, Letter of Credit: Freddie Mac, Fannie Mae	0.07%	02/01/23	5,400,000
5,430,000	California Housing Finance Agency RB, Multifamily Housing, Series A, Letter of Credit: Freddie Mac, Fannie Mae	0.06%	08/01/40	5,430,000
11,300,000	California Housing Finance Agency RB, Multifamily Housing, Series E, Letter of Credit: Freddie Mac, Fannie Mae	0.08%	08/01/37	11,300,000
20,000,000	New Jersey State Housing & Mortgage Finance Agency RB, Home Mortgage, Series V, Letter of Credit: BNP Paribas	0.08%	10/01/37	20,000,000

See accompanying notes to Schedule of Investments

Money Market Portfolio

(Unaudited)

Schedule of Investments

September 30, 2013

(Concluded)

Par Value		Interest Rate	Maturity	Amortized Cost
MUNICIPAL BONDS (continued)
$ 18,000,000	New York City Housing Development Corp., Multifamily Rent Housing RB, West End Towers, Series A, Credit Support Fannie Mae Liquidity Facility: Fannie Mae	0.08%	05/15/34	$18,000,000
10,000,000	New York, Subseries F-3, GO, Letter of Credit: Sumitomo Mitsui Banking Corp. New York	0.07%	09/01/35	10,000,000
10,800,000	Texas State, Veterans Housing Assessment Project, Series A-2, GO, Liquidity Facility: JPMorgan Chase & Co.	0.12%	12/01/29	10,800,000

	Total Municipal Bonds			80,930,000

	(Cost $80,930,000)

TIME DEPOSITS – 5.7%
20,000,000	Credit Agricole Corporate & Investment	0.03%	10/01/13	20,000,000
9,000,000	ING Bank NV, Amsterdam	0.14%	10/02/13	9,000,000
12,081,000	Natixis	0.05%	10/01/13	12,081,000

	Total Time Deposits			41,081,000

	(Cost $41,081,000)

REPURCHASE AGREEMENTS – 1.8%
13,000,000	Deutsche Bank Securities, Inc. To be repurchased at $13,000,036 (collateralized by $13,246,500 par amount of Federal Home Loan Mortgage Corporation and Federal Farm Credit Systemwide Bond, 0.00% to 1.00%; due 11/19/2013 to 12/11/2025; Total Fair Value $13,260,208)	0.10%	10/01/13	13,000,000

	Total Repurchase Agreements			13,000,000

	(Cost $13,000,000)

	Total Investments – 98.5%			716,581,924
	(Cost $716,581,924) *

	Other Assets in excess of Liabilities – 1.5%			11,018,806

	Net Assets – 100.0%			$727,600,730

	Net Asset Value Per Participation Certificate			$1.00

*	Aggregate cost is the same for financial reporting and Federal tax purposes.
(1)	Rate disclosed represents the discount rate at the time of purchase.
(2)	These obligations of U.S. Government sponsored entities are not issued or guaranteed by the U.S. Treasury.
(3)	Variable rate security. Interest rate shown is as of report date and the date shown is the final maturity.
(4)	Variable rate security. Interest rate shown is as of report date and the date shown is the final maturity date, although the principal owed can be recovered through demand upon 65-days notice.
(5)	Variable rate security. Interest rate shown is as of report date and the date shown is the final maturity date, although the principal owed can be recovered through demand upon 7-days notice.
GO	General Obligation
RB	Revenue Bonds

See accompanying notes to Schedule of Investments

Ultrashort Duration Government Portfolio

(Unaudited)

Schedule of Investments

September 30, 2013

Par Value		Interest Rate	Maturity	Fair Value
U.S. TREASURY OBLIGATIONS – 61.1%
$ 1,000,000	U.S. Treasury Bill (1)	0.10%	04/03/14	$999,847
2,000,000	U.S. Treasury Bill (1)	0.12%	05/29/14	1,999,450
6,250,000	U.S. Treasury Bill (1)	0.11%	07/24/14	6,246,919
500,000	U.S. Treasury Bill (1)	0.12%	08/21/14	499,668
12,800,000	U.S. Treasury Note	0.75%	12/15/13	12,818,496
14,000,000	U.S. Treasury Note	1.88%	02/28/14	14,105,546
8,000,000	U.S. Treasury Note	0.25%	03/31/14	8,007,504

	Total U.S. Treasury Obligations			44,677,430

	(Cost $44,658,957)

AGENCY OBLIGATIONS – 38.0%
175,394	Federal Home Loan Bank (2)	4.78%	01/25/17	183,974
600,000	Federal Home Loan Mortgage Corp. (2)	0.38%	11/27/13	600,275
508,737	Federal Home Loan Mortgage Corp. (2)	5.00%	12/01/18	539,038
360,335	Federal Home Loan Mortgage Corp. (2)	4.50%	04/01/21	381,121
265,453	Federal Home Loan Mortgage Corp. (2)	4.00%	08/01/21	281,023
644,007	Federal Home Loan Mortgage Corp. (2)	5.00%	06/01/25	682,199
489,590	Federal Home Loan Mortgage Corp. (2)	4.50%	09/01/26	518,548
119,472	Federal Home Loan Mortgage Corp., CMO (2)	5.50%	01/15/17	119,715
189,430	Federal Home Loan Mortgage Corp., CMO (2)	5.50%	10/15/17	201,001
52,975	Federal Home Loan Mortgage Corp., CMO (2)	4.50%	01/15/19	52,968
49,454	Federal Home Loan Mortgage Corp., CMO (2)	4.50%	02/15/19	49,592
352,651	Federal Home Loan Mortgage Corp., CMO (2)	4.00%	02/15/23	357,146
153,713	Federal Home Loan Mortgage Corp., CMO (2)	4.50%	11/15/34	156,249
53,645	Federal National Mortgage Association (2)	5.18%	12/01/13	53,821
16,208	Federal National Mortgage Association (2)	4.86%	01/01/15	16,769
1,028,806	Federal National Mortgage Association (2)	2.51%	11/01/15	1,062,374
1,359,678	Federal National Mortgage Association (2)	5.97%	08/01/16	1,520,381
92,465	Federal National Mortgage Association (2)	4.50%	05/01/18	98,208
622,905	Federal National Mortgage Association (2)	5.50%	09/01/18	656,501
723,880	Federal National Mortgage Association (2)	4.00%	10/01/20	768,239
484,815	Federal National Mortgage Association (2)	4.00%	04/01/23	515,395
23,809	Federal National Mortgage Association, CMO (2)	4.50%	07/25/19	23,885
467,319	Government National Mortgage Association	4.50%	06/15/19	501,216
853,849	Government National Mortgage Association	2.53%	06/16/34	863,900
248,024	Government National Mortgage Association	5.85%	07/20/58	261,198
524,714	Government National Mortgage Association	5.46%	07/20/59	564,855
470,448	Government National Mortgage Association	5.46%	07/20/59	505,330
472,324	Government National Mortgage Association	5.46%	08/20/59	507,328
269,805	Government National Mortgage Association	5.47%	08/20/59	289,687
470,763	Government National Mortgage Association	5.47%	08/20/59	505,538
605,749	Government National Mortgage Association	5.62%	09/20/59	657,430
748,220	Government National Mortgage Association	5.51%	10/20/59	808,292
349,911	Government National Mortgage Association	5.59%	11/20/59	379,450
813,544	Government National Mortgage Association	5.50%	01/20/60	883,984
620,098	Government National Mortgage Association	5.24%	05/20/60	687,846
1,057,686	Government National Mortgage Association	4.86%	01/20/61	1,157,258
1,046,103	Government National Mortgage Association	4.86%	05/20/61	1,150,959
560,863	Government National Mortgage Association (3)	1.02%	12/20/61	566,999

See accompanying notes to Schedule of Investments

Ultrashort Duration Government Portfolio

(Unaudited)

Schedule of Investments

September 30, 2013

(Continued)

Par Value		Interest Rate	Maturity	Fair Value
AGENCY OBLIGATIONS (continued)
$ 730,938	Government National Mortgage Association (3)	1.09%	02/20/62	$731,454
751,383	Government National Mortgage Association	4.71%	03/20/62	820,687
464,179	Government National Mortgage Association	5.16%	06/20/62	507,375
660,066	Government National Mortgage Association	5.41%	06/20/62	707,935
232,817	Government National Mortgage Association (2)	5.06%	05/20/63	252,214
9,826	Government National Mortgage Association, CMO	4.50%	01/16/28	9,847
366,821	Government National Mortgage Association, CMO (3)	5.16%	06/16/31	368,470
41,079	Government National Mortgage Association, CMO (3)	4.88%	12/16/31	41,126
14,663	Government National Mortgage Association, CMO (3)	4.93%	09/16/32	14,672
243,311	Government National Mortgage Association, CMO	2.16%	07/16/33	244,803
619,118	Government National Mortgage Association, CMO	1.70%	08/16/33	620,896
155,257	Government National Mortgage Association, CMO	4.92%	05/16/34	156,996
74,278	Government National Mortgage Association, CMO	2.21%	11/16/34	74,623
166,130	Government National Mortgage Association, CMO (3)	4.91%	03/16/35	174,850
540,518	Government National Mortgage Association, CMO	2.21%	12/16/35	544,717
21,705	Government National Mortgage Association, CMO	3.36%	09/16/36	21,715
133,587	Government National Mortgage Association, CMO	2.16%	11/16/36	134,403
575,372	Government National Mortgage Association, CMO	2.19%	10/16/37	579,788
405,612	Government National Mortgage Association, CMO	2.00%	06/20/39	399,703
38,771	Government National Mortgage Association, CMO (3)	5.01%	02/16/44	39,812
413,763	National Credit Union Administration Guaranteed Notes (3)	0.55%	11/06/17	414,425
59,290	National Credit Union Administration Guaranteed Notes	1.84%	10/07/20	59,401
194,370	Small Business Administration (3)	3.58%	04/25/16	197,979
498,394	Small Business Administration (3)	3.08%	06/25/22	529,544
509,773	Small Business Administration (3)	3.58%	08/25/22	550,151
428,021	Small Business Administration (3)	4.14%	03/25/24	475,433

	Total Agency Obligations			27,802,711

	(Cost $27,896,105)

See accompanying notes to Schedule of Investments

Ultrashort Duration Government Portfolio

(Unaudited)

Schedule of Investments

September 30, 2013

(Concluded)

Shares		Fair Value
REGISTERED INVESTMENT COMPANY – 0.7%
$ 522,563	Dreyfus Treasury & Agency Cash Management Fund	$522,563

	Total Registered Investment Company	522,563

	(Cost $522,563)

	Total Investments – 99.8%	73,002,704
	(Cost $73,077,625) *

	Other Assets in excess of Liabilities – 0.2%	113,331

	Net Assets – 100.0%	$73,116,035

	Net Asset Value	$9.99

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Portfolio as computed on a federal income tax basis are as follows:

Aggregate Cost	$73,077,625

Unrealized appreciation	62,943
Unrealized depreciation	(137,864)

Net unrealized depreciation	$(74,921)

(1)	Rate disclosed represents the discount rate at the time of purchase.
(2)	These obligations of U.S. Government sponsored entities are not issued or guaranteed by the U.S. Treasury.
(3)	Variable or floating rate security. Rate disclosed is as of September 30, 2013.
CMO	Collateralized Mortgage Obligation

See accompanying notes to Schedule of Investments

Ultrashort Duration Bond Portfolio

(Unaudited)

Schedule of Investments

September 30, 2013

Par Value		Interest Rate	Maturity	Fair Value
U.S. TREASURY OBLIGATIONS – 27.6%
$ 1,250,000	U.S. Treasury Bill (1)	0.12%	05/29/14	$1,249,656
500,000	U.S. Treasury Bill	0.11%	07/24/14	499,754
1,500,000	U.S. Treasury Bill	0.12%	08/21/14	1,499,004
18,750,000	U.S. Treasury Note	0.25%	03/31/14	18,767,587
5,000,000	U.S. Treasury Note	0.25%	04/30/14	5,005,080

	Total U.S. Treasury Obligations			27,021,081

	(Cost $27,007,758)

COMMERCIAL MORTGAGE-BACKED SECURITIES – 10.4%
169,677	Bear Stearns Commercial Mortgage Securities	4.98%	02/11/41	171,620
224,063	Bear Stearns Commercial Mortgage Securities	5.74%	06/11/50	230,984
424,448	Citigroup/Deutsche Bank Commercial Mortgage Trust (2)	5.22%	07/15/44	428,164
848,894	Commercial Mortgage Pass Through Certificates	5.47%	09/15/39	927,161
158,627	Commercial Mortgage Pass Through Certificates (2)	5.71%	06/10/46	160,318
822,699	GMAC Commercial Mortgage Securities Inc (2)	7.58%	09/15/33	846,709
625,514	GS Mortgage Securities Corp. II (2)	5.78%	08/10/45	631,037
1,006,143	GS Mortgage Securities Trust (2)	5.51%	04/10/38	1,022,076
132,565	JP Morgan Chase Commercial Mortgage Securities Corp. (2)	5.49%	12/12/44	134,096
109,403	JP Morgan Chase Commercial Mortgage Securities Corp.	4.63%	03/15/46	109,499
760,000	JP Morgan Chase Commercial Mortgage Securities Corp. (2)	5.04%	03/15/46	790,084
875,123	LB-UBS Commercial Mortgage Trust	4.57%	01/15/31	885,804
7,534	Merrill Lynch/Countrywide Commercial Mortgage Trust (2)	5.49%	02/12/39	7,534
355,041	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.36%	08/12/48	368,297
1,164,377	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.36%	08/12/48	1,173,474
686,560	Merrill Lynch/Countrywide Commercial Mortgage Trust (2)	5.83%	08/12/49	708,952
275,773	Merrill Lynch/Countrywide Commercial Mortgage Trust (2)	5.86%	08/12/49	281,675
69,377	Morgan Stanley Capital I	4.88%	08/13/42	69,465
94,275	Morgan Stanley Capital I	5.33%	12/15/43	94,163
138,557	Morgan Stanley Capital I (2)	5.42%	03/12/44	138,528
39,314	Morgan Stanley Capital I	5.61%	04/15/49	39,559
394,400	Wachovia Bank Commercial Mortgage Trust	5.25%	12/15/43	395,737
530,974	Wachovia Bank Commercial Mortgage Trust (2)	5.73%	06/15/49	553,046

	Total Commercial Mortgage-Backed Securities			10,167,982

	(Cost $10,196,759)

ASSET-BACKED SECURITIES – 22.1%
228,906	AEP Texas Central Transition Funding LLC	5.09%	07/01/15	237,126
266,880	Ally Auto Receivables Trust	0.74%	04/15/16	267,237

See accompanying notes to Schedule of Investments

Ultrashort Duration Bond Portfolio

(Unaudited)

Schedule of Investments

September 30, 2013

(Continued)

Par Value		Interest Rate	Maturity	Fair Value
ASSET-BACKED SECURITIES (continued)
$ 845,000	Ally Master Owner Trust	1.21%	06/15/17	$849,985
650,000	American Express Credit Account Master Trust (2)	0.88%	03/15/17	651,539
725,000	AmeriCredit Automobile Receivables Trust	0.65%	12/08/17	722,700
108,781	Bank of America Auto Trust	0.78%	06/15/16	108,999
500,000	Capital Auto Receivables Asset Trust	0.79%	06/20/17	498,692
325,000	Capital One Multi-Asset Execution Trust (2)	0.40%	03/15/17	325,282
500,000	Capital One Multi-Asset Execution Trust	4.90%	12/15/17	526,578
415,000	Carmax Auto Owner Trust	0.60%	10/16/17	414,199
300,000	Carmax Auto Owner Trust	1.24%	10/15/18	297,221
178,672	CIT Marine Trust	6.25%	11/15/19	178,753
404,868	CNH Equipment Trust	0.94%	05/15/17	405,962
675,000	CNH Equipment Trust	0.69%	06/15/18	674,558
250,000	Discover Card Master Trust (2)	0.33%	10/17/16	250,096
300,000	Discover Card Master Trust	0.81%	08/15/17	300,993
850,000	Discover Card Master Trust	0.69%	08/15/18	846,741
74,037	Entergy Texas Restoration Funding LLC	2.12%	02/01/16	74,871
705,000	Fifth Third Auto Trust	0.88%	10/16/17	707,266
500,000	Ford Credit Floorplan Master Owner Trust	2.12%	02/15/16	502,836
345,000	Ford Credit Floorplan Master Owner Trust	0.94%	09/15/16	345,365
400,000	Ford Credit Floorplan Master Owner Trust	1.39%	09/15/16	401,581
300,000	GE Capital Credit Card Master Note Trust	1.03%	01/15/18	301,270
450,000	GE Capital Credit Card Master Note Trust	1.51%	06/15/18	452,855
600,000	GE Dealer Floorplan Master Note Trust (2)	0.78%	07/20/16	600,569
1,000,000	GE Dealer Floorplan Master Note Trust (2)	0.58%	04/20/18	998,230
400,000	GE Equipment Transportation LLC	0.99%	11/23/15	400,682
935,000	GE Equipment Transportation LLC	0.62%	07/25/16	934,162
250,000	GE Equipment Transportation LLC	1.33%	05/20/19	250,341
1,000,000	John Deere Owner Trust	0.60%	03/15/17	999,237
250,000	John Deere Owner Trust	0.99%	06/15/18	251,490
500,000	John Deere Owner Trust	0.69%	01/15/19	499,314
750,000	MBNA Credit Card Master Note Trust	4.45%	08/15/16	762,735
248,859	Mercedes-Benz Auto Lease Trust	0.88%	11/17/14	249,093
697,000	SMART Trust Australia	0.84%	09/14/16	694,265
700,000	SMART Trust Australia (2)	0.61%	01/14/17	700,000
400,000	SMART Trust Australia	0.97%	03/14/17	399,560
1,060,000	World Financial Network Credit Card Master Trust	3.96%	04/15/19	1,115,573
360,000	World Omni Auto Receivables Trust	2.48%	12/15/17	365,158
1,000,000	World Omni Automobile Lease Securitization Trust	0.93%	11/16/15	1,002,579
515,000	World Omni Automobile Lease Securitization Trust	1.06%	11/15/17	517,322
575,000	World Omni Automobile Lease Securitization Trust	1.49%	02/15/18	579,353

	Total Asset-Backed Securities			21,662,368

	(Cost $21,663,971)

AGENCY OBLIGATIONS – 12.9%
670,116	Federal Home Loan Mortgage Corp. (3)	5.00%	06/01/25	709,856

See accompanying notes to Schedule of Investments

Ultrashort Duration Bond Portfolio

(Unaudited)

Schedule of Investments

September 30, 2013

(Continued)

Par Value		Interest Rate	Maturity	Fair Value
AGENCY OBLIGATIONS (continued)
$ 275,000	Federal National Mortgage Association (3)	1.25%	02/27/14	$276,332
237,706	Federal National Mortgage Association (3)	5.97%	08/01/16	265,801
912,545	Government National Mortgage Association	5.46%	07/20/59	982,357
940,896	Government National Mortgage Association	5.46%	07/20/59	1,010,659
944,648	Government National Mortgage Association	5.46%	08/20/59	1,014,656
989,286	Government National Mortgage Association	5.47%	08/20/59	1,062,184
470,763	Government National Mortgage Association	5.47%	08/20/59	505,538
908,623	Government National Mortgage Association	5.62%	09/20/59	986,145
286,868	Government National Mortgage Association	5.72%	06/20/61	312,461
1,003,172	Government National Mortgage Association	1.02%	12/20/61	1,014,147
525,271	Government National Mortgage Association	5.16%	06/20/62	574,153
968,097	Government National Mortgage Association	5.41%	06/20/62	1,038,305
90,017	Government National Mortgage Association, CMO (2)	5.16%	06/16/31	90,422
549,945	Government National Mortgage Association, CMO	2.21%	12/16/35	554,218
422,694	Small Business Administration (2)(3)	2.83%	06/25/22	448,048
626,965	Small Business Administration (2)(3)	3.58%	08/25/22	676,625
1,039,752	Small Business Administration (2)(3)	3.58%	12/25/23	1,127,208

	Total Agency Obligations			12,649,115

	(Cost $12,716,887)

CORPORATE BONDS – 24.8%

BANKS – 8.9%
890,000	American Express Credit Corp (2)	0.77%	07/29/16	893,366
460,000	Bank of Montreal (2)	0.49%	09/24/15	460,318
1,000,000	BB&T Corp	3.95%	04/29/16	1,070,527
550,000	Canadian Imperial Bank of Commerce (2)	0.77%	07/18/16	553,126
650,000	Citigroup Inc (2)	1.23%	07/25/16	656,226
750,000	Commonwealth Bank of Australia/ New York	1.95%	03/16/15	764,846
400,000	Export-Import Bank of Korea	5.88%	01/14/15	424,253
400,000	JPMorgan Chase & Co.	1.88%	03/20/15	406,424
250,000	Morgan Stanley	4.75%	04/01/14	254,332
495,000	Morgan Stanley	6.00%	04/28/15	531,266
1,000,000	PNC Funding Corp. (2)	0.47%	01/31/14	1,000,367
250,000	Toronto-Dominion Bank (The)	1.38%	07/14/14	252,129
365,000	US Bancorp	4.20%	05/15/14	373,789
500,000	Wachovia Corp. (2)	0.58%	03/15/16	497,128
610,000	Westpac Banking Corp.	1.85%	12/09/13	611,891

				8,749,988

BEVERAGES – 0.8%
500,000	Anheuser-Busch InBev Finance Inc	0.80%	01/15/16	499,899
250,000	Coca-Cola Co. (The) (2)	0.20%	03/14/14	250,061

				749,960

COMMERCIAL SERVICES – 0.1%
132,000	Yale University	2.90%	10/15/14	135,462

				135,462

See accompanying notes to Schedule of Investments

Ultrashort Duration Bond Portfolio

(Unaudited)

Schedule of Investments

September 30, 2013

(Continued)

Par Value		Interest Rate	Maturity	Fair Value
CORPORATE BONDS (continued)

COMPUTERS – 1.2%
$ 470,000	Apple Inc.	0.45%	05/03/16	$467,011
500,000	Hewlett-Packard Co.	6.13%	03/01/14	510,902
210,000	International Business Machines Corp.	6.50%	10/15/13	210,436

				1,188,349

DIVERSIFIED FINANCIAL SERVICES – 4.2%
125,000	Boston Properties LP	5.63%	04/15/15	133,915
591,000	Caterpillar Financial Services Corp.	2.75%	06/24/15	612,152
295,000	Charles Schwab Corp. (The)	0.85%	12/04/15	295,065
240,000	CME Group Inc.	5.75%	02/15/14	244,606
885,000	General Electric Capital Corp. (2)	1.01%	08/11/15	889,553
1,000,000	National Rural Utilities Cooperative Finance Corp.	1.13%	11/01/13	1,000,632
850,000	Simon Property Group LP	5.10%	06/15/15	912,489

				4,088,412

ELECTRIC – 3.2%
250,000	Consolidated Edison Co. of New York Inc.	4.70%	02/01/14	253,464
900,000	Dominion Resources Inc.	1.80%	03/15/14	904,898
875,000	Duke Energy Corp.	6.30%	02/01/14	891,206
1,000,000	Northern States Power Co.	1.95%	08/15/15	1,026,912

				3,076,480

INSURANCE – 0.2%
224,000	Berkshire Hathaway Inc. (2)	0.96%	08/15/14	225,354

				225,354

MEDIA – 0.5%
500,000	Time Warner Cable, Inc.	7.50%	04/01/14	516,257

				516,257

MINING – 0.5%
500,000	Rio Tinto Finance USA PLC	1.13%	03/20/15	502,727

				502,727

OFFICE ELECTRONICS – 0.5%
500,000	Xerox Corp.	8.25%	05/15/14	522,622

				522,622

PIPELINES – 1.3%
700,000	Energy Transfer Partners LP	8.50%	04/15/14	727,043
500,000	Enterprise Products Operating LLC	9.75%	01/31/14	514,553

				1,241,596

RETAIL – 1.6%
500,000	Home Depot, Inc. (The)	5.25%	12/16/13	504,944
1,000,000	TJX Cos Inc.	4.20%	08/15/15	1,066,147

				1,571,091

TELECOMMUNICATION SERVICES – 1.8%
360,000	Alltel Corp.	6.50%	11/01/13	361,605

See accompanying notes to Schedule of Investments

Ultrashort Duration Bond Portfolio

(Unaudited)

Schedule of Investments

September 30, 2013

(Concluded)

Par Value		Interest Rate	Maturity	Fair Value
CORPORATE BONDS (continued)
$ 240,000	Cellco Partnership Verizon Wireless Capital LLC	5.55%	02/01/14	$243,763
400,000	Cisco Systems, Inc.	1.63%	03/14/14	402,502
750,000	Verizon Communications Inc. (2)	0.86%	03/28/14	751,582

				1,759,452

	Total Corporate Bonds			24,327,750

	(Cost $24,300,867)

CORPORATE INTERNATIONAL SOVEREIGN – 0.8%
775,000	Israel Government International Bond	5.13%	03/01/14	789,884

	Total Corporate International Sovereign			789,884

	(Cost $789,873)

Shares
REGISTERED INVESTMENT COMPANY – 1.1%
1,029,082	Dreyfus Treasury & Agency Cash Management Fund			1,029,082

	Total Registered Investment Company			1,029,082

	(Cost $1,029,082)

	Total Investments – 99.7%			97,647,262
	(Cost $97,705,197) *

	Other Assets in excess of Liabilities – 0.3%			276,795

	Net Assets – 100.0%			$97,924,057

	Net Asset Value Per Participation Certificate			$9.99

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Portfolio as computed on a federal income tax basis are as follows:

Aggregate Cost	$97,705,197

Unrealized appreciation	104,479
Unrealized depreciation	(162,414)

Net unrealized depreciation	$(57,935)

(1)	Rate disclosed represents the discount rate at the time of purchase.
(2)	Variable or floating rate security. Rate disclosed is as of September 30, 2013.
(3)	These obligations of U.S. Government sponsored entities are not issued or guaranteed by the U.S. Treasury.

See accompanying notes to Schedule of Investments

Plan Investment Fund, Inc.

Notes to Schedules of Investments

(Unaudited)

September 30, 2013

Organization and Significant Accounting Policies

Plan Investment Fund, Inc. (“the Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end registered investment company. The Fund consists of four separate portfolios: the Government/REPO Portfolio, the Money Market Portfolio, the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio (the
“Portfolio(s)”).

Portfolio Valuation: The Ultrashort Duration Government and the Ultrashort Duration Bond Portfolios’ net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Fixed income securities are fair valued using price evaluations provided by an independent pricing service approved by the Board of Trustees (the “Board”) which may use the following valuation inputs when available: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids and offers and reference data including market research publications.

Investments in other open-end investment companies, if held, are valued based on the NAV of the investment companies (which use fair value pricing as discussed in their prospectuses). If price quotes are unavailable or deemed unreliable, securities will be fair valued in accordance with procedures adopted by the Board.

For the Government/REPO Portfolio and the Money Market Portfolio, the NAV is calculated as of 12 Noon (Eastern Time) and as of 4:00 p.m. (Eastern Time). This is only done on business days on which purchase orders or redemption orders are placed for that Portfolio and there is sufficient trading in instruments held in that Portfolio so that its NAV might be affected materially. Pursuant to Rule 2a-7 of the 1940 Act, securities are valued using the amortized cost method, which approximates fair value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until effective maturity or sale of the security.

Fair Value Measurement: The inputs and valuations techniques used to measure fair value of the Portfolios’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Securities held within the Government/REPO Portfolio and the Money Market Portfolio are valued at amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fixed-income securities held within the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio with remaining maturities of greater than sixty days are valued at fair value using price evaluations provided by an independent pricing service which may use the following inputs available: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids and offers and reference data including market research publications. If the remaining maturities of the fixed-income securities and repurchase agreements is sixty days or less the amortized cost is used as it represents fair value. A summary of the inputs used to value the Portfolios’ net assets as of September 30, 2013 is as follows:

	Total Fair Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Government/REPO Portfolio
Investments in Securities*	$101,610,000	$—	$101,610,000	$—

Money Market Portfolio
Investments in Securities*	$716,581,924	$—	$716,581,924	$—

Plan Investment Fund, Inc.

Notes to Schedules of Investments

(Unaudited)

September 30, 2013

(Concluded)

	Total Fair Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Ultrashort Duration Government Portfolio
U.S. Treasury Obligations	$44,677,430	$—	$44,677,430	$—
Agency Obligations	27,802,711	—	27,802,711	—
Registered Investment Company	522,563	522,563	—	—

	$73,002,704	$522,563	$72,480,141	$—

Ultrashort Duration Bond Portfolio
U.S. Treasury Obligations	$27,021,081	$—	$27,021,081	$—
Commercial Mortgage- Backed Securities	10,167,982	—	10,167,982	—
Asset-Backed Securities	21,662,368	—	21,662,368	—
Agency Obligations	12,649,115	—	12,649,115	—
Corporate Bonds	24,327,750	—	24,327,750	—
Corporate International Sovereign	789,884	—	789,884	—
Registered Investment Company	1,029,082	1,029,082	—	—

	$97,647,262	$1,029,082	$96,618,180	$—

*	Please refer to the schedule of investments for industry and security type breakouts.

At the end of each calendar quarter, management evaluates the Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available fair value, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a readily available market existed for such investments and may differ materially from the values the Portfolios’ may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the three months ended September 30, 2013, there were no transfers between Levels 1, 2 and 3 for the Portfolios.

For more information with regards to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, as of a date within 90 days of this filing, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certifications of Principal Executive and Financial Officers pursuant to Rule 30a-2(a) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Plan Investment Fund, Inc.

By:	/s/ Dale E. Palka
Name:	Dale E. Palka
Title:	President and Chief Executive Officer
Date:	November 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dale E. Palka
Name:	Dale E. Palka
Title:	Principal Executive Officer
Date:	November 20, 2013

By:	/s/ Joseph S. Castellon
Name:	Joseph S. Castellon
Title:	Principal Financial Officer
Date:	November 20, 2013